- Schedule of Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current expense	$ 84,827	$ 103,335	$ 67,025
Deferred expense (benefit)	71,257	(16,654)	4,551
Tax credits	(10,845)	(7,112)	(11,268)
Amortization on qualified affordable housing tax credits	5,227	4,185	2,023
Tax benefits attributable to items charged to equity and goodwill	0	1,439	1,763
Total income tax expense	$ 150,466	$ 85,193	$ 64,094